Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Changes in the Allowance for Loan Losses and Recorded Investment in Loans Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Allowance for loan losses, beginning balance	$ 1,965	$ 1,812
Charge-offs	(37)	(262)
Recoveries
Provision	303	415
Allowance for loan losses, ending balance	2,231	1,965
Allowance for loan losses, individually evaluated for impairment	4	55
Allowance for loan losses, collectively evaluated for impairment	2,227	1,910
Loans receivable, ending balance	249,767	219,730
Loans receivable, individually evaluated for impairment	323	648
Loans receivable, collectively evaluated for impairment	249,444	219,082
Real Estate Portfolio Segment [Member]
Loans receivable, ending balance	204,000	196,095
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Allowance for loan losses, beginning balance	51	48
Charge-offs
Recoveries
Provision	1	3
Allowance for loan losses, ending balance	52	51
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	52	51
Loans receivable, ending balance	6,298	6,603
Loans receivable, individually evaluated for impairment	172	182
Loans receivable, collectively evaluated for impairment	6,126	6,421
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Allowance for loan losses, beginning balance	435	540
Charge-offs	(37)	(47)
Recoveries
Provision	(47)	(58)
Allowance for loan losses, ending balance	351	435
Allowance for loan losses, individually evaluated for impairment		50
Allowance for loan losses, collectively evaluated for impairment	351	385
Loans receivable, ending balance	39,897	47,361
Loans receivable, individually evaluated for impairment	19	333
Loans receivable, collectively evaluated for impairment	39,878	47,028
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Allowance for loan losses, beginning balance	156	152
Charge-offs
Recoveries
Provision	(11)	4
Allowance for loan losses, ending balance	145	156
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	145	156
Loans receivable, ending balance	22,233	23,967
Loans receivable, individually evaluated for impairment
Loans receivable, collectively evaluated for impairment	22,233	23,967
Real Estate Portfolio Segment [Member] | Commercial Real Estate and Lines of Credit [Member]
Allowance for loan losses, beginning balance	839	687
Charge-offs
Recoveries
Provision	15	152
Allowance for loan losses, ending balance	854	839
Allowance for loan losses, individually evaluated for impairment	4	5
Allowance for loan losses, collectively evaluated for impairment	850	834
Loans receivable, ending balance	119,323	103,819
Loans receivable, individually evaluated for impairment	132	133
Loans receivable, collectively evaluated for impairment	119,191	103,686
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Allowance for loan losses, beginning balance	175	136
Charge-offs		(215)
Recoveries
Provision	75	254
Allowance for loan losses, ending balance	250	175
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	250	175
Loans receivable, ending balance	12,523	9,998
Loans receivable, individually evaluated for impairment
Loans receivable, collectively evaluated for impairment	12,523	9,998
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Allowance for loan losses, beginning balance	21	27
Charge-offs
Recoveries
Provision	(2)	(6)
Allowance for loan losses, ending balance	19	21
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	19	21
Loans receivable, ending balance	3,726	4,347
Loans receivable, individually evaluated for impairment
Loans receivable, collectively evaluated for impairment	3,726	4,347
Commercial and Consumer Portfolio Segments [Member]
Allowance for loan losses, beginning balance	247	140
Charge-offs
Recoveries
Provision	253	107
Allowance for loan losses, ending balance	500	247
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	500	247
Loans receivable, ending balance	45,767	23,635
Loans receivable, individually evaluated for impairment
Loans receivable, collectively evaluated for impairment	45,767	23,635
Unallocated Financing Receivables [Member]
Allowance for loan losses, beginning balance	41	82
Charge-offs
Recoveries
Provision	19	(41)
Allowance for loan losses, ending balance	60	41
Allowance for loan losses, individually evaluated for impairment
Allowance for loan losses, collectively evaluated for impairment	60	41
Loans receivable, ending balance
Loans receivable, individually evaluated for impairment
Loans receivable, collectively evaluated for impairment